CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
(Loss) profit for the year	$ (177,112,000)	$ 20,800,000	$ 98,478,000
Adjustments to reconcile net profit to net cash provided by operating activities:
Income tax expense	2,468,000	16,252,000	57,540,000
Depreciation and amortization	84,951,000	75,463,000	73,532,000
Finance income	(3,474,000)	(7,248,000)	(5,422,000)
Finance costs	20,775,000	21,942,000	38,793,000
Exchange differences	23,886,000	(13,565,000)	7,551,000
Impairment loss	17,488,000	43,052,000	25,290,000
Share-based compensation	1,814,000	4,924,000	7,402,000
Other (gain) loss	(1,105,000)	(555,000)	29,000
Write downs of inventories to net realizable value	22,937,000	16,963,000	13,687,000
Change in fair value of derivatives not designated as hedging instruments	42,263,000	5,389,000
Changes in operating assets and liabilities:
Decrease (increase) in inventories	43,759,000	47,000	102,179,000
Decrease (increase) in trade receivables	13,414,000	22,765,000	80,766,000
Decrease (increase) in other receivables	19,029,000	770,000	45,692,000
Decrease (increase) in energy receivable	31,041,000	131,959,000	(159,807,000)
(Decrease) increase in trade payables	(28,682,000)	(17,255,000)	(70,573,000)
Other changes in operating assets and liabilities	(51,659,000)	(62,646,000)	(23,457,000)
Income taxes paid	(10,329,000)	(15,799,000)	(113,308,000)
Net cash provided by operating activities	51,464,000	243,258,000	178,372,000
Cash flows from investing activities:
Interest and finance income received	3,556,000	2,799,000	3,725,000
Payments due to investments:
Intangible assets	(1,556,000)	(3,024,000)	(2,787,000)
Property, plant and equipment	(61,703,000)	(76,165,000)	(83,679,000)
Other financial assets	(15,119,000)	(3,000,000)
Disposals:
Other non-current assets	1,690,000		935,000
Receipt of asset-related government grant		12,453,000
Net cash used in investing activities	(73,132,000)	(66,937,000)	(81,806,000)
Cash flows from financing activities:
Dividends paid	(10,451,000)	(9,758,000)
Payment for debt and equity issuance costs	(205,000)	(6,000)
Repayment of debt instruments	(35,760,000)	(147,624,000)	(179,075,000)
Proceeds from debt issuance	50,244,000	10,255,000
Increase (decrease) in bank borrowings:
Borrowings	522,270,000	509,186,000	432,274,000
Payments	(446,041,000)	(495,726,000)	(456,506,000)
Payments for lease liabilities	(16,185,000)	(16,201,000)	(14,967,000)
Proceeds from other financing liabilities	(44,748,000)	6,054,000
Other (payments) receipts from financing activities	1,581,000	(3,068,000)	(21,666,000)
Payments to acquire own shares	(4,691,000)	(2,428,000)
Interest paid	(12,550,000)	(26,192,000)	(42,207,000)
Net cash used in financing activities	3,464,000	(175,508,000)	(282,147,000)
Total net increase (decrease) in cash and cash equivalents	(18,204,000)	813,000	(185,581,000)
Beginning balance of cash and cash equivalents	133,271,000	137,649,000	322,943,000
Foreign exchange (losses) gains on cash and cash equivalents	7,920,000	(5,191,000)	287,000
Restricted cash and cash equivalents	175,000	298,000	1,179,000
Cash and cash equivalents	122,812,000	132,973,000	136,470,000
Ending balance of cash and cash equivalents	$ 122,987,000	$ 133,271,000	$ 137,649,000